MD&A - Risk management and control - Credit Risk (Detail)	12 Months Ended
Dec. 31, 2023
Disclosure of Credit Risk [Line Items]
Internal UBS rating scale and mapping of external ratings [text block]

Internal UBS rating scale and mapping of external ratings
Internal UBS rating 1-year PD range in % Description
Moody’s Investors
Service mapping S&P mapping Fitch mapping
0 and 1 0.00–0.02 Investment grade Aaa AAA AAA
2 0.02–0.05 Aa1 to Aa3 AA+ to AA– AA+ to AA–
3 0.05–0.12 A1 to A3 A+ to A– A+ to A–
4 0.12–0.25 Baa1 to Baa2 BBB+ to BBB BBB+ to BBB
5 0.25–0.50 Baa3 BBB– BBB–
6 0.50–0.80 Sub-investment grade Ba1 BB+ BB+
7 0.80–1.30 Ba2 BB BB
8 1.30–2.10 Ba3 BB– BB–
9 2.10–3.50 B1 B+ B+
10 3.50–6.00 B2 B B
11 6.00–10.00 B3 B– B–
12 10.00–17.00 Caa1 to Caa2 CCC+ to CCC CCC+ to CCC
13 >17 Caa3 to C CCC- to C CCC- to C
Counterparty is in default

Default Defaulted D D